RELATED PARTY TRANSACTIONS - Revenue and Prepayments and other current assets (Details) - USD ($) $ in Thousands			4 Months Ended	12 Months Ended
	Mar. 11, 2024	May 13, 2022	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Receipts in advance			$ 42,797	$ 26,145	$ 42,797
Interest income				$ 28,143	$ 22,289	$ 9,204
Unsecured short term loans | Maximum
RELATED PARTY TRANSACTIONS
Interest rate on loan				4.50%	4.50%	4.50%
Unsecured short term loans | Minimum
RELATED PARTY TRANSACTIONS
Interest rate on loan				3.65%	3.65%	3.65%
Related party
RELATED PARTY TRANSACTIONS
Accounts Receivable			107,816	$ 114,126	$ 107,816
Receipts in advance			150	228	150
Contract asset			929	0	929
Cash receipts by related parties on behalf of the Group				0	0	$ 3,695
Salary and other expenses paid on behalf of related party				11,126	24,070	4,022
Term of loan		1 year
Loans to related parties				60,722	262,203	1,227
Interest income				20,725	13,661	122
Related party | Purchase of Geely License
RELATED PARTY TRANSACTIONS
Purchase cost				11,126	24,070	4,022
Related party | Salary and other expenses | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amount receivable from related party included in prepayments and other current assets			21,681	5,764	21,681
Related party | Unsecured loan to a related party
RELATED PARTY TRANSACTIONS
Total principal amount	$ 354,000
Interest included in loan receivable			269,539	351,486	269,539
Term of loan	5 years
Loans to related parties				60,722	261,647
Interest rate on loan	6.95%
Interest income				20,090	13,415
Related party | Unsecured short term loans
RELATED PARTY TRANSACTIONS
Interest income				153	131	122
Related party | Unsecured short term loans | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amount receivable from related party included in prepayments and other current assets			3,348	4,706	3,348
Related party | Unsecured short term loan to a related party
RELATED PARTY TRANSACTIONS
Loans to related parties				0	556	1,227
Related party | pertaining to purchase of vehicles, auto parts and peripheral products | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amount receivable from related party included in prepayments and other current assets			33,204	83,296	33,204
Related party | Provision of services
RELATED PARTY TRANSACTIONS
Revenues				29,045	24,358	12,573
Related party | Sales of goods
RELATED PARTY TRANSACTIONS
Revenues				5,933	18,162	$ 3,432
Accounts Receivable			107,816	114,126	107,816
Subsidiary | Unsecured loan to a related party
RELATED PARTY TRANSACTIONS
Interest included in loan receivable			15,677	18,052	$ 15,677
Interest income			$ 115	$ 482